ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

12. ORDINARY SHARES

As of December 31, 2024 and 2025, the authorized share capital consisted of 1,000,000,000 shares, of which 700,000,000 shares were designated as Class A ordinary shares, 200,000,000 as Class B ordinary shares, and 100,000,000 shares of such class (or classes) as the board of directors may determine. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares. No Class B ordinary shares were converted into Class A ordinary shares during the years ended December 31, 2023, 2024 and 2025.